Transactions with Related Parties - Allseas (Details)			5 Months Ended	7 Months Ended				12 Months Ended				5 Months Ended	7 Months Ended		12 Months Ended			7 Months Ended		12 Months Ended			10 Months Ended	12 Months Ended									10 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 31, 2010 Allseas Marine SA USD ($)	Dec. 31, 2012 Allseas Marine SA USD ($)	Dec. 31, 2012 Allseas Marine SA EUR (€)	Dec. 31, 2011 Allseas Marine SA EUR (€)	Dec. 31, 2010 Allseas Marine SA EUR (€)	Dec. 31, 2012 Allseas Marine SA USD ($)	Dec. 31, 2012 Allseas Marine SA EUR (€)	Dec. 31, 2011 Allseas Marine SA USD ($)	Dec. 31, 2010 Allseas Marine SA USD ($)	May 31, 2010 Superintedents Fees USD ($)	Dec. 31, 2010 Superintedents Fees USD ($)	Dec. 31, 2010 Superintedents Fees EUR (€)	Dec. 31, 2012 Accounting Agreement USD ($)	Dec. 31, 2011 Accounting Agreement USD ($)	Dec. 31, 2010 Accounting Agreement USD ($)	Dec. 31, 2010 Financial Accounting Services EUR (€)	Dec. 31, 2010 Financial Reporting Services EUR (€)	Dec. 31, 2012 Financial Reporting Services USD ($)	Dec. 31, 2012 Newbuildings Supervision USD ($)	Dec. 31, 2012 Newbuildings Supervision Daily Amount EUR (€)	Dec. 31, 2013 Executive Services	Dec. 31, 2013 Executive Services EUR (€)	Dec. 31, 2012 Executive Services USD ($)	Dec. 31, 2011 Executive Services USD ($)	Dec. 31, 2011 Executive Services EUR (€)	Dec. 31, 2012 Letter of Guarantee USD ($)	Dec. 31, 2012 Box Ships Inc. USD ($)	Dec. 31, 2011 Box Ships Inc. USD ($)	Dec. 31, 2012 Innovation Holdings S.A.	Dec. 24, 2012 Innovation Holdings S.A.	Dec. 31, 2013 Loretto [Member] USD ($)	Dec. 31, 2011 Loretto [Member] USD ($)	Dec. 31, 2010 Loretto [Member] USD ($)	Feb. 15, 2013 Loretto [Member]	Dec. 31, 2012 Loretto [Member]
Related Party Transaction [Line Items]
Capitalized expenses				$ 1,479,827				$ 1,479,827		$ 1,026,499
Charter Hire Commission payable to the Management company								1.25%	1.25%
Commission rate payable to the management company for the purchase, sale and construction of vessels								1.00%	1.00%
Daily management fee			650		652.02	636.74	620
Pre-delivery services amount payable				15,000
Superintendents Management fee payable												550	659.70	500								500
Total cost of legal accounting and finance services								666,196		509,869	418,384				666,196	509,869	418,384
Annual fee payable for financial accounting services																		250,000
Annual fee payable financial reporting services cost																			120,000
Annual fee per vessel payable financial reporting services cost																				30,000
Common stock - shares issued																															4,901,961	4,901,961		7,697	6,142	98,039	116,219
Share based compensation																																	335,784	248,416	226,459
Flat fee for newbuilding supervision services																					375,000
Daily fee for newbuilding vessels' supervision																						115
Compensation for involuntary termination of contract									3,000,000
Annual executive services fee																									3,228,438	5,193,645
Annual executive services fee payable																								2,700,000			2,500,000
Incentive compensation paid to executives																									0	1,695,590
Executive services agreement duration								5yrs	5yrs
Percentage of the issued and oustanding shares of the company, issuable to the management company																							5.00%
Due from related parties	$ 2,508,195	$ 923,695		$ 2,508,195				$ 2,508,195		$ 6,155																		$ 1,280,000	$ 0	$ 917,540